Schedule of Investments PIMCO Municipal Income Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.8% ¤
MUNICIPAL BONDS & NOTES 170.1%
ALABAMA 1.6%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.500% due 10/01/2053	$2,250	$2,454
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 5.250% due 05/01/2044	1,575	1,590

		4,044

ALASKA 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	900	1
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	1,080	1,148

		1,149

ARIZONA 4.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	521
5.000% due 01/01/2043	550	273
5.500% due 01/01/2054	1,500	724
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	1,100	66
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,100	994
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	750	748
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,500	3,433
Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	3,600	3,216

		9,975

ARKANSAS 2.2%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (c)	5,500	3,375
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	1,250	1,374
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 5.250% due 03/01/2053	700	756

		5,505

CALIFORNIA 3.4%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	835	836
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 12/01/2046	1,500	1,512
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,500	283
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,000	1,049
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,385	1,402
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	1,640	1,754
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2051	1,000	948
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	675	677

		8,461

COLORADO 3.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,200	2,213
4.000% due 08/01/2049	2,000	1,863
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	715	432

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	1,013
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	994
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,247
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	619
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	445

		8,826

CONNECTICUT 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,300	1,370

DELAWARE 2.2%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	4,940	4,539
7.120% due 07/01/2037	870	860

		5,399

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/29/2036	1,625	1,908

FLORIDA 8.2%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	740	755
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	1,950	1,930
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2041	500	453
4.000% due 10/01/2051	2,500	2,090
Florida Development Finance Corp. Revenue Bonds, Series 2024 4.500% due 08/01/2055	1,250	1,222
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,650	1,513
JEA Water & Sewer System, Florida Revenue Bonds, Series 2024 5.250% due 10/01/2049	800	891
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,002
4.000% due 07/01/2046	1,000	967
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,407
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	1,600	1,669
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	910	963
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,423
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	2,250	2,190

		20,475

GEORGIA 4.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	1,600	720
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	9,008
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,000	1,040
Valdosta & Lowndes County, Georgia Hospital Authority, Series 2024 4.125% due 10/01/2049 (a)	1,000	982

		11,750

ILLINOIS 10.9%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,000	3,149
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,768
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,411
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	945	217
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(b)	1,000	903
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	2,056

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	9,500	10,101
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	2,000	1,016
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	613
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 0.000% due 06/15/2036 (c)	1,000	614
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038	3,500	3,708
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	650	606

		27,162

INDIANA 2.2%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,250	1,251
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,650	1,153
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	956
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,081
6.000% due 03/01/2053	1,000	1,084

		5,525

IOWA 3.0%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	1,500	1,495
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	5,030	5,321
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	800	762

		7,578

KANSAS 0.0%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	677	102

LOUISIANA 3.9%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	4,000	3,903
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	2,500	2,550
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	1,780	1,912
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,250	1,365

		9,730

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	476

MASSACHUSETTS 2.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,007
Commonwealth of Massachusetts General Obligation Bonds, Series 2024 5.000% due 01/01/2049	2,500	2,722
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2023 5.000% due 06/01/2053	2,250	2,416
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	1,006

		7,151

MICHIGAN 5.7%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,280	1,375
Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2048	2,500	2,818
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	1,000	984
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	2,330	2,385
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	3,307
4.000% due 02/15/2050	2,000	1,851
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	920	911

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	15,000	601

		14,232

MINNESOTA 1.2%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	500	523
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2047	1,000	1,107
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,500	1,471

		3,101

MISSOURI 1.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2039	600	602
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048	1,150	1,285
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	1,000	1,060

		2,947

MULTI-STATE 0.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.141% due 01/25/2040	1,985	1,918

NEBRASKA 0.4%
University of Nebraska Facilities Corp Revenue Bonds, Series 2021 4.000% due 07/15/2062	1,125	1,054

NEVADA 1.2%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,700	1,838
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	10,500	1,101

		2,939

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	2,698	2,705

NEW JERSEY 8.4%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	2,600	2,647
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	65	60
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,636
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	2,050	2,077
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,004
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	1,500	1,063
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.250% due 06/15/2043	1,000	1,053
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.250% due 06/15/2050	1,150	1,260
New Jersey Turnpike Authority Revenue Bonds, Series 2024 4.125% due 01/01/2054 (a)	1,200	1,174
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	256
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,074
5.000% due 06/01/2046	5,595	5,691

		20,995

NEW YORK 27.3%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2057	1,000	1,029
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	1,100	1,069
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055	2,000	2,100
Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,250	1,348
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,780	1,713

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(b)	2,867	858
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2041	1,110	1,114
New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	808
5.000% due 04/01/2045	2,300	2,412
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	4,000	4,353
5.250% due 06/15/2052	2,500	2,745
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	2,000	2,270
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	11,816
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	3,598
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,625	1,212
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2061	850	809
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	1,250	1,184
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	1,500	1,449
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 03/15/2041	1,000	1,075
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2048	3,375	3,283
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2046	1,500	1,645
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2050	575	553
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,000	1,939
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	1,500	1,520
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	1,200	1,183
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,750	2,694
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2051	1,000	1,092
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	2,500	2,616
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2047	1,100	1,081
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	1,500	1,399
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,634
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	2,635	2,792
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2050	700	773

		68,166

NORTH CAROLINA 1.8%
North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 01/01/2058	1,900	2,026
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,389

		4,415

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	850	26

OHIO 5.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	36,500	3,811
Canton City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2050	1,500	1,647
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	2,157
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	1,992
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,250	1,148
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	850	812
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.350% due 09/01/2044	1,100	1,083

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Worthington City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2054	455	509

		13,159

OKLAHOMA 1.7%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,000	1,030
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	750	610
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 4.500% due 01/01/2053	2,510	2,562

		4,202

OREGON 1.8%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	996
4.000% due 08/15/2050	1,500	1,400
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	1,590	406
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,310	720
5.000% due 06/15/2052	1,000	1,072

		4,594

PENNSYLVANIA 5.3%
Commonwealth of Pennsylvania General Obligation Bonds, Series 2023 4.000% due 09/01/2042	2,800	2,825
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	3,000	3,361
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,500	1,661
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	4,250	4,474
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	945

		13,266

PUERTO RICO 6.0%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	28,000	2,132
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2051	2,708	1,369
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,151
4.000% due 07/01/2041	1,700	1,605
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,650	3,093
0.000% due 07/01/2051 (c)	10,000	2,344
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	3,395	3,386

		15,080

RHODE ISLAND 0.8%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	2,000	2,009

SOUTH CAROLINA 2.4%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	4,969
5.500% due 12/01/2053	1,100	1,100

		6,069

TENNESSEE 0.2%
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2049	700	517

TEXAS 27.8%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	590	397
12.000% due 12/01/2045	1,000	878
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	2,500	2,430
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	2,000	2,023
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	724
0.000% due 08/15/2037 (c)	3,500	1,911

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,022
Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.250% due 08/15/2053	850	844
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.125% due 08/15/2053	1,200	1,174
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	4,750	4,556
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	1,000	1,129
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	1,400	1,326
Edgewood Independent School District/Van Zandt County, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	1,200	1,173
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	3,750	3,656
Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023 5.000% due 03/01/2048	3,000	3,218
Garland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	2,800	3,037
Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	900	878
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	1,250	1,353
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,000	973
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	1,000	968
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	1,250	1,220
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	4,500	4,867
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	2,500	2,429
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2049	1,000	1,079
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	1,030
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,483
5.000% due 01/01/2048	1,250	1,276
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052	4,000	4,256
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	2,700	2,614
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/01/2046	900	978
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	518
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	1,380	1,444
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 5.250% due 08/15/2048	2,600	2,840
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	2,800	2,906
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	2,000	2,026
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	800	846
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	1,500	1,616
5.000% due 10/15/2058	1,000	1,081
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	1,160	1,072

		69,251

UTAH 3.1%
County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	7,069
Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023 5.000% due 01/15/2053	600	643

		7,712

VIRGINIA 5.1%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	23,000	733
5.000% due 07/01/2034	1,470	1,373

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	11,200	10,657

		12,763

WASHINGTON 0.8%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,155	1,983

WEST VIRGINIA 1.4%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,025
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	2,500	2,513

		3,538

WISCONSIN 4.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,699
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	3,000	1,350
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	547
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	1,100	901
4.500% due 06/01/2056	820	679
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	7,000	2,559
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	695	707
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	1,920	1,791

		11,233

Total Municipal Bonds & Notes (Cost $423,885)		424,460

U.S. GOVERNMENT AGENCIES 1.9%
Freddie Mac 3.800% due 01/01/2040	5,000	4,782

Total U.S. Government Agencies (Cost $4,797)		4,782

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (f) 0.8%		2,111

Total Short-Term Instruments (Cost $2,111)		2,111

Total Investments in Securities (Cost $430,793)		431,353

Total Investments 172.8% (Cost $430,793)		$431,353
Auction Rate Preferred Shares (58.1)%		(145,125)
Remarketable Variable Rate MuniFund Term Preferred Shares (15.4)%		(38,472)
Other Assets and Liabilities, net 0.7%		1,840

Net Assets Applicable to Common Shareholders 100.0%		$249,596

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	«						Security valued using significant unobservable inputs (Level 3).
	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholder

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$74	$60	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$2,111	U.S. Treasury Bills 0.010% due 06/18/2024	$(2,153)	$2,111	$2,112

Total Repurchase Agreements						$(2,153)	$2,111	$2,112

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$4,044	$0	$4,044
	Alaska			0	1,149	0	1,149
	Arizona			0	9,975	0	9,975
	Arkansas			0	5,505	0	5,505
	California			0	8,461	0	8,461
	Colorado			0	8,826	0	8,826
	Connecticut			0	1,370	0	1,370
	Delaware			0	5,399	0	5,399
	District of Columbia			0	1,908	0	1,908
	Florida			0	20,475	0	20,475
	Georgia			0	11,750	0	11,750
	Illinois			0	27,162	0	27,162
	Indiana			0	5,525	0	5,525
	Iowa			0	7,578	0	7,578
	Kansas			0	102	0	102
	Louisiana			0	9,730	0	9,730
	Maryland			0	476	0	476
	Massachusetts			0	7,151	0	7,151
	Michigan			0	14,232	0	14,232
	Minnesota			0	3,101	0	3,101
	Missouri			0	2,947	0	2,947
	Multi-State			0	1,918	0	1,918
	Nebraska			0	1,054	0	1,054
	Nevada			0	2,939	0	2,939
	New Hampshire			0	2,705	0	2,705
	New Jersey			0	20,995	0	20,995
	New York			0	68,166	0	68,166
	North Carolina			0	4,415	0	4,415
	North Dakota			0	26	0	26
	Ohio			0	13,159	0	13,159
	Oklahoma			0	4,202	0	4,202
	Oregon			0	4,594	0	4,594

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Pennsylvania	0	13,266	0	13,266
Puerto Rico	0	15,080	0	15,080
Rhode Island	0	2,009	0	2,009
South Carolina	0	6,069	0	6,069
Tennessee	0	517	0	517
Texas	0	69,251	0	69,251
Utah	0	7,712	0	7,712
Virginia	0	12,763	0	12,763
Washington	0	1,983	0	1,983
West Virginia	0	3,538	0	3,538
Wisconsin	0	11,233	0	11,233
U.S. Government Agencies	0	4,782	0	4,782
Short-Term Instruments
Repurchase Agreements	0	2,111	0	2,111

Total Investments	$0	$431,353	$0	$431,353

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1800 SPV I LLC	06/29/2023	0.1%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	ST	State
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced